INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INVENTORIES
Raw materials	¥ 69,796		¥ 45,693
Teahouse operation equipment	44,815		20,980
Packaging and other supplies	113,398		65,396
Total	¥ 228,009	$ 32,605	¥ 132,069